SCHEDULE OF PROVED DEVELOPED AND UNDEVELOPED RESERVES (Details) (Parenthetical) - bbl		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
PDP and PUD Reserve, Revisions of previous estimates		127,774		207,569
PDP reserves revision of previous estimates		89,806		118,145		118,145
PUD reserves revision of previous estimates		217,580		89,806		(325,714)
PDP and PUD Reserve, Improved recovery		7,997	[1]	7,980	[2]
Production		38,973	[3]	45,287	[4]
PDP Reserve, Production		38,973	[5]	45,287	[6]
Percentage of increase in production		81.66%		76.67%
PDP Improved recovery		7,997	[7]	(7,980)	[8]
PUD Reserve, Revisions of previous estimates		89,806	[9]	(118,145)	[10]
Increase decrease in reserves		2,917,602		3,135,182		2,809,468
Production		38,973
Previous estimates				30,976		53,267
Oil and Gas, Proved Developed Reserve, Quantity, Volume		222,609		163,779		335,191
Revisions of previous estimates		(217,580)		(89,806)		325,714
Revisions of previous estimates		(217,580)	[11]	325,714	[12]
PDP and PUD Reserve, Improved recovery		(7,997)	[1]	(7,980)	[2]
PUD Reserve, Revisions of previous estimates		(89,806)		(118,145)		(118,145)
Revisions of previous estimates				3,135,182		2,809,468
Minimum [Member]
Increase decrease in reserves		222,609		2,917,602
Revisions of previous estimates						163,779
Maximum [Member]
Increase decrease in reserves		3,135,182		132,803
Revisions of previous estimates				281,925
Net PDP and PUD Reserve [Member]
PDP and PUD Reserve, Revisions of previous estimates		60,493		237,838
PDP and PUD Reserve, Improved recovery		6,531	[13]	6,118	[14]
Production		31,826	[15]	34,720	[16]
Improved recovery		6,531		(6,118)
PDP and PUD Reserve, Improved recovery		(6,531)	[13]	(6,118)	[14]
PDP and PUD Reserve, production				34,720
Net PDP Reserve [Member]
PDP reserves revision of previous estimates		81,521		82,188
PDP Reserve, Production		31,826	[17]	34,720	[18]
PDP Improved recovery	[13]	(6,531)		6,118
PUD Reserve, Revisions of previous estimates		81,521	[19]	(82,188)	[20]
Oil and Gas, Proved Developed Reserve, Quantity, Volume		181,789		125,563		248,589
PDP Reserve, Production				34,720
PUD Reserve, Revisions of previous estimates		(81,521)		(82,188)
Net PUD Reserve [Member]
PUD reserves revision of previous estimates		21,028		320,026
Percentage of increase in production				76.67%		74.16%
Increase decrease in reserves		2,382,592		2,403,620		2,083,594
Revisions of previous estimates		(21,028)		(320,026)
Revisions of previous estimates		(21,028)	[21]	320,026	[22]

[1]	The improved recovery amount of 7,997 bbls refers to the sum of 1) improved recovery of previous PDP reserves estimates of 7,997 bbls (note h) and 2) improved recovery of PUD reserves estimate of 0 bbls;
[2]	The improved recovery amount of (7,980) bbls refers to the sum of 1) improved recovery of PDP reserves estimates of (7,980) bbls (note 8) and 2) improved recovery of PDP reserves estimate of 0 bbls;
[3]	The production in the amount of 38,973 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 38,973 bbls (note i) and 2) PUD reserves production in the amount of 0 bbls (note l) in the Kruh Block;
[4]	The production in the amount of 45,287 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 45,287 bbls (note 9) and 2) PUD reserves production in the amount of bbls in the Kruh Block;
[5]	The PDP production in the amount of 38,973 bbls refers to the gross amount of PDP reserves produced in 2025;
[6]	The PDP production in the amount of 45,287 bbls refers to the gross amount of PDP reserves produced in 2024;
[7]	The improved recovery amount of 7,997 bbls refers to the amount variation of crude oil production of 38,973 bbls (note i) in 2025 compared to previous estimates of 30,976 bbls (prediction in previous year’s model) for Kruh Block in 2024 as a result of rescheduling of drilling program and reserves revision;
[8]	The improved recovery amount of (7,980) bbls refers to the amount variation of crude oil production of 45,287 bbls (note 9) in 2024 compared to previous estimates of 53,267 bbls (prediction in previous year’s model) for Kruh Block in 2023 as a result of rescheduling of drilling program and reserves revision;
[9]	The revisions of previous estimate in the amount of 89,806 bbls refers to the total gross amount of PDP reserves variation of 222,609 bbls in 2025 compared to previous estimates of 132,803 bbls (prediction in previous year’s model) for Kruh Block in 2024 as a result of rescheduling of drilling program and reserves revision;
[10]	The revisions of previous estimate in the amount of (118,145) bbls refers to the total gross amount of PDP reserves variation of 163,779 bbls in 2024 compared to previous estimates of 281,925 bbls (prediction in previous year’s model) for Kruh Block in 2023 from the same period from 2025 to 2035 as a result of rescheduling of drilling program and reserves revision;
[11]	The revisions of previous estimates in the amount of (217,580) bbls refers to the total gross amount of PUD reserves variation between the 2,917,602 bbls in 2025 and 3,135,182 bbls in 2024 during the same period to 2035
[12]	The revisions of previous estimates in the amount of 325,714 bbls refers to the total gross amount of PUD reserves variation from the 2,809,468 bbls in 2023 to 3,135,182 bbls in 2024 during the same period to 2035 because of the additional 4 wells that plan to drill
[13]	The Improved recovery in the amount of 6,531 bbls refers to the net share 81.66% of crude oil production variation of 7,997 bbls (note b) as a result of rescheduling of drilling program;
[14]	The Improved recovery in the amount of (6,118) bbls refers to the net share 76.67% of crude oil production change of (7,980) bbls (note 2) as a result of rescheduling of drilling program;
[15]	The net PDP and PUD production of
[16]	The net PDP and PUD production of 34,720 bbls refers to the sum of the net PDP production in the amount of 34,720 bbls (note 12) and net PUD production in the amount of 0 bbls (note 14);
[17]	The net PDP production in the amount of
[18]	The net PDP production in the amount of 34,720 bbls refers to the net share 76.67% of gross amount of 45,287 bbls (note 9) PDP reserves produced in 2024;
[19]	The revision of previous estimates of net PDP reserves in the amount of 81,521 bbls refers to the sum of 1) net share difference 81.66% in 2025 as compared to 76.67% in 2024 of the beginning total PDP reserves in the amount of 163,779 bbls and 2) net share 81.66% of revision of previous estimates of total PDP reserves estimates in the amount of 89,806 bbls (note g);
[20]	The revision of previous estimates of net PDP reserves in the amount of (82,188) bbls refers to the sum of 1) net share difference 76.67% in 2024 as compared to 74.16% in 2023 of the beginning total PDP reserves in the amount of 335,191 bbls and 2) net share 76.67% of revision of previous estimates of total PDP reserves estimates in the amount of (118,145) bbls (note g);
[21]	The revision of previous estimates of net PUD reserves in the amount of (21,028) bbls refers to the sum of 1) net share difference 81.66% in 2025 as compared to 76.67% in 2024 of the beginning total PUD reserves in the amount of 3,135,182 bbls, and 2) net share 81.66% of revision of previous estimates of total PUD reserves estimates in the amount of (217,580) bbls (note j);
[22]	The revision of previous estimates of net PUD reserves in the amount of 320,026 bbls refers to the sum of 1) net share difference 76.67% in 2024 as compared to 74.16% in 2023 of the beginning total PUD reserves in the amount of 2,809,468 bbls, and 2) net share 76.67% of revision of previous estimates of total PUD reserves estimates in the amount of 325,714 bbls ( note 10);